Guggenheim Funds Trust

805 King Farm Blvd., Suite 600

Rockville, Maryland 20850

Supplement Dated September 30, 2014

to the currently effective Statutory Prospectuses (the “Statutory Prospectuses”) and

Statements of Additional Information (the “SAIs”), as supplemented from time to time, for the Series (the “Funds”) of Guggenheim Funds Trust

This supplement provides updated information beyond that contained in the Statutory Prospectuses and SAIs for the Funds and should be read in conjunction with the Statutory Prospectuses and SAIs.

Effective immediately, shareholders who hold Class C shares of a Fund through certain financial intermediaries may be able to convert those shares under certain circumstances into Institutional class shares of the same Fund. Therefore, on or about September 30, 2014, the Statutory Prospectuses and the SAIs will be revised as follows:

Effective immediately, the following paragraph will be added after the fourth paragraph of the section titled “Buying, Selling and Exchanging Fund Shares” in the Statutory Prospectuses:

Shareholders who hold Class C shares through certain financial intermediaries who either charge periodic fees to their customers for financial planning, investment advisory or asset management programs, or provide such services in connection with the establishment of an investment account for a comprehensive wrap fee, and are not subject to the Class C contingent deferred sales charge, may be able to convert their shares for Institutional class shares in the same Fund, if available. These shareholders should inquire with the financial intermediary regarding the availability of these conversions. In certain circumstances, shareholders of Class C shares may be converted automatically by financial intermediaries.

Effective immediately, the following paragraph will be added to the end of the section titled “Institutional Class Shares” and immediately preceding the section titled “Minimum Account Balance” in the SAIs:

Shareholders who hold Class C shares through certain financial intermediaries who either charge periodic fees to their customers for financial planning, investment advisory or asset management programs, or provide such services in connection with the establishment of an investment account for a comprehensive wrap fee, and are not subject to the Class C contingent deferred sales charge, may be able to convert their shares for Institutional class shares in the same Fund, if available. These shareholders should inquire with the financial intermediary regarding the availability of these conversions. In certain circumstances, shareholders of Class C shares may be converted automatically by financial intermediaries.

Please Retain This Supplement for Future Reference

GF-COMBO-SUP3-0914x0115